SCHEDULE OF INVESTMENTS
Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Energy – 1.6%
Suncor Energy, Inc.	413	$12,875

Financials – 2.2%
Bank of Montreal	234	17,668

Total Canada - 3.8%		$30,543

China
Consumer Discretionary – 0.6%
Wynn Macau Ltd.	2,101	4,703

Energy – 2.0%
CNOOC Ltd.	9,452	16,123

Total China - 2.6%		$20,826

France
Communication Services – 1.8%
Orange S.A.	929	14,650

Consumer Discretionary – 1.0%
LVMH Moet Hennessy - Louis Vuitton	19	8,035

Consumer Staples – 1.2%
Danone S.A.	117	9,864

Energy – 3.3%
Total S.A.	462	25,898

Financials – 2.0%
BNP Paribas S.A.	339	16,080

Industrials – 1.9%
Vinci	150	15,346

Total France - 11.2%		$89,873

Germany
Utilities – 1.9%
E.ON AG	1,389	15,073

Total Germany - 1.9%		$15,073

Hong Kong
Financials – 1.9%
BOC Hong Kong (Holdings) Ltd.	3,895	15,334

Utilities – 1.4%
Guangdong Investment Ltd.	5,519	10,912

Total Hong Kong - 3.3%		$26,246

Ireland
Materials – 1.1%
CRH plc	271	8,857

Total Ireland - 1.1%		$8,857

Italy
Utilities – 2.2%
ENEL S.p.A.	2,595	18,105

Total Italy - 2.2%		$18,105

Japan
Financials – 2.7%
Tokio Marine Holdings, Inc.	436	21,871

Total Japan - 2.7%		$21,871

Macau
Consumer Discretionary – 0.6%
Sands China Ltd.	1,014	4,844

Total Macau - 0.6%		$4,844

Netherlands
Energy – 4.1%
Royal Dutch Shell plc, Class A	996	32,509

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	844	9,779

Industrials – 2.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	369	16,057

Total Netherlands - 7.3%		$58,345

Norway
Consumer Staples – 1.1%
Mowi ASA	356	8,333

Total Norway - 1.1%		$8,333

Russia
Energy – 1.4%
PJSC LUKOIL ADR	133	11,204

Total Russia - 1.4%		$11,204

Singapore
Financials – 1.5%
DBS Group Holdings Ltd.	608	11,676

Total Singapore - 1.5%		$11,676

South Korea
Information Technology – 2.8%
Samsung Electronics Co. Ltd.	544	22,140

Total South Korea - 2.8%		$22,140

Spain
Financials – 1.6%
Banco Santander S.A.(A)	2,646	12,262

Total Spain - 1.6%		$12,262

Switzerland
Consumer Staples – 3.4%
Nestle S.A., Registered Shares	261	27,056

Health Care – 2.1%
Roche Holdings AG, Genusscheine	60	16,731

Total Switzerland - 5.5%		$43,787

Taiwan
Information Technology – 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	3,404	26,035

Total Taiwan - 3.3%		$26,035

United Kingdom
Consumer Staples – 4.0%
British American Tobacco plc	321	11,194
Unilever plc	331	20,559

		31,753

Financials – 1.4%
3i Group plc	806	11,408

Health Care – 2.8%
AstraZeneca plc	275	22,482

Industrials – 1.2%
BAE Systems plc	1,484	9,324

Materials – 2.0%
Anglo American plc	554	15,813

Total United Kingdom - 11.4%		$90,780

United States
Communication Services – 2.4%
Verizon Communications, Inc.	331	18,898

Consumer Discretionary – 1.1%
Home Depot, Inc. (The)	40	8,277

Consumer Staples – 6.5%
Philip Morris International, Inc.	245	19,220
Procter & Gamble Co. (The)	172	18,904
Wal-Mart Stores, Inc.	126	13,922

		52,046

Energy – 2.5%
Chevron Corp.	160	19,867

Financials – 5.2%
Citigroup, Inc.	320	22,389
JPMorgan Chase & Co.	81	9,104
KeyCorp	535	9,502

		40,995

Health Care – 3.3%
Pfizer, Inc.	604	26,156

Industrials – 6.9%
Boeing Co. (The)	23	8,336
Caterpillar, Inc.	64	8,654
Eaton Corp.	112	9,332
Lockheed Martin Corp.	77	27,997

		54,319

Information Technology – 1.5%
Intel Corp.	258	12,364

Materials – 1.0%
Eastman Chemical Co.	105	8,199

Utilities – 2.0%
Exelon Corp.	332	15,906

Total United States - 32.4%		$257,027

TOTAL COMMON STOCKS – 97.7%		$777,827

(Cost: $687,282)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(B)	$1,703	1,703

	Shares
Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (C)(D)	68	68

	Principal
United States Government Agency Obligations – 1.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.400%, 7-7-19(B)	$2,199	2,199
2.350%, 7-7-19(B)	6,000	6,000

		8,199

TOTAL SHORT-TERM SECURITIES – 1.2%		$9,970

(Cost: $9,970)

TOTAL INVESTMENT SECURITIES – 98.9%		$787,797

(Cost: $697,252)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		8,592

NET ASSETS – 100.0%		$796,389

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $64 are on loan.
(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Rate shown is the annualized 7-day yield at June 30, 2019.
(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$18,898	$14,650	$—
Consumer Discretionary	8,277	17,582	—
Consumer Staples	52,046	77,006	—
Energy	32,742	85,734	—
Financials	58,663	98,410	—
Health Care	26,156	39,213	—
Industrials	54,319	40,727	—
Information Technology	12,364	48,175	—
Materials	8,199	24,670	—
Utilities	15,906	44,090	—

Total Common Stocks	$287,570	$490,257	$—
Short-Term Securities	68	9,902	—

Total	$287,638	$500,159	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$697,252

Gross unrealized appreciation	125,644
Gross unrealized depreciation	(35,099)

Net unrealized appreciation	$90,545